Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 221,312	$ 3,274,287
Accounts receivable, net
Other receivables	55,740	105,149
Loans to third parties, net	2,450,000
Prepayments	27,329	9,470
Due from related parties		81,756
Total Current Assets	2,754,381	3,470,662
Non-current assets
Property and Equipment, net	11,074	108,467
Intangible assets, net		806
Long-term prepayment		3,031
Goodwill
Deferred Tax Assets
Total Assets	2,765,455	3,582,966
Current liabilities
Accrued payroll		168,016
Advance from customers
Other payables and accruals	122,252	244,370
Due to related party	100	358,241
Taxes payable		1,053,249
Total Current Liabilities	122,352	1,823,876
Provision of other liabilities		1,127,945
Deferred tax liabilities
Total Liabilities	122,352	2,951,821
Shareholders’ equity
Common Stock ($0.005par value, unlimited shares authorized, 7,535,897 and 6,406,146 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively)	37,679	32,031
Additional paid in capital	36,524,982	32,931,128
Statutory reserve	3,032,854	3,032,854
Retained earnings	(36,683,506)	(34,537,976)
Accumulated other comprehensive loss	(268,906)	(826,892)
Total Shareholders’ Equity	2,643,103	631,145
Total Liabilities and Shareholders’ Equity	$ 2,765,455	$ 3,582,966